Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 631
Other movements [Abstract]
Balance as at the end of the year	518	$ 631
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	631	552
Income (costs) included in profit or loss [Abstract]
Current service costs	0	0
Interest income (costs)	14	17
Past service cost	0	0
Effect of movements in exchange rates, net	(17)	23
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains (losses)	(15)	25
Change in respect to translation differences ,net	(19)	36
Other movements [Abstract]
Benefits paid	(38)	(36)
Conversion to defined contribution plans	(49)	0
Transerred to assets held for sale	0	0
Employer contribution	11	14
Balance as at the end of the year	518	631
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(1,068)	(934)
Income (costs) included in profit or loss [Abstract]
Current service costs	(24)	(24)
Interest income (costs)	(26)	(29)
Past service cost	7	0
Effect of movements in exchange rates, net	37	(39)
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	71	(42)
Other actuarial gains (losses)	0	0
Change in respect to translation differences ,net	21	(65)
Other movements [Abstract]
Benefits paid	73	64
Conversion to defined contribution plans	49	0
Transerred to assets held for sale	0	1
Employer contribution	0	0
Balance as at the end of the year	(860)	(1,068)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(437)	(382)
Income (costs) included in profit or loss [Abstract]
Current service costs	(24)	(24)
Interest income (costs)	(12)	(12)
Past service cost	7	0
Effect of movements in exchange rates, net	20	(16)
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	71	(42)
Other actuarial gains (losses)	(15)	25
Change in respect to translation differences ,net	2	(29)
Other movements [Abstract]
Benefits paid	35	28
Conversion to defined contribution plans	0	0
Transerred to assets held for sale	0	1
Employer contribution	11	14
Balance as at the end of the year	$ (342)	$ (437)